2. ACCRUED LIABILITIES AND EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities And Expenses
Note 2. ACCRUED LIABILITIES AND EXPENSES

Accrued liabilities and expenses as of September 30, 2012 and December 31, 2011 consist of the following:

	September 30, 2012	December 31, 2011
Accrued payroll	$463,615	$472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued interest and other	186,095	107,699
Total	$697,440	$627,650

Accrued liabilities and expenses as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Accrued payroll	$472,221	$166,154
Accrued payroll taxes payable	18,330	-
Accrued stock purchase warrants	29,400	-
Accrued other	107,699	16,972
Total	$627,650	$183,126